CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 14, 2022	Dec. 31, 2021
Revenue			$ 15,904
Operating expenses
Lease operating expenses			75,330
Production and ad valorem tax			1,001
General and administrative			8,050,443
Depreciation, depletion and amortization			4,642
Total operating expenses			8,131,416
Operating loss			(8,115,512)
Other income (expense)
Interest expense			(212,201)
Gain (loss) on sale of assets			1,000
Gain on extinguishment of debt			77,477
Interest income			10,428
Total other income (expense)—net			(123,296)
Loss before income taxes			(8,238,808)
Provision for income tax
Net loss	$ 910,538		$ (8,238,808)
Loss per common share:
Basic and Diluted			$ (8,238,808)
Weighted average number of common shares outstanding:
Basic and Diluted			1
Oil [Member]
Revenue			$ 4,675
Natural Gas [Member]
Revenue			$ 11,229
Successor [Member]
Revenue	2,561
Operating expenses
Lease operating expenses	5,826
Production and ad valorem tax	229
General and administrative	907,045
Depreciation, depletion and amortization
Total operating expenses	913,100
Operating loss	(910,539)
Other income (expense)
Interest expense
Gain (loss) on sale of assets
Gain on extinguishment of debt
Interest income	1
Total other income (expense)—net	1
Loss before income taxes	(910,538)
Provision for income tax
Net loss	$ (910,538)
Loss per common share:
Basic and Diluted	$ (0.01)
Weighted average number of common shares outstanding:
Basic and Diluted	165,472,241
Successor [Member] | Oil [Member]
Revenue	$ 1,276
Successor [Member] | Natural Gas [Member]
Revenue	$ 1,285
Predecessor [Member]
Revenue		$ 38,273
Operating expenses
Lease operating expenses		68,488
Production and ad valorem tax		2,755
General and administrative		7,905,860
Depreciation, depletion and amortization
Total operating expenses		7,977,103
Operating loss		(7,938,830)
Other income (expense)
Interest expense
Gain (loss) on sale of assets
Gain on extinguishment of debt
Interest income		495
Total other income (expense)—net		495
Loss before income taxes		(7,938,335)
Provision for income tax
Net loss		$ (7,938,335)
Loss per common share:
Basic and Diluted		$ (0.05)
Weighted average number of common shares outstanding:
Basic and Diluted		165,472,241
Predecessor [Member] | Oil [Member]
Revenue		$ 16,796
Predecessor [Member] | Natural Gas [Member]
Revenue		$ 21,477